Business Basis Of Presentation And Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Business, Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles

The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company’s previously reported consolidated balance sheets:

	As Previously Reported		Adjustment		As Adjusted
	December 31,		December 31,		December 31,
	2011	2010	2011	2010	2011	2010
	(In millions)
Assets
Other invested assets, principally at estimated fair value	$23,628	$15,430	$(47)	$(30)	$23,581	$15,400
Deferred policy acquisition costs and value of business acquired (1)	$27,971	$27,092	$(3,352)	$(2,627)	$24,619	$24,465
Liabilities
Future policy benefits	$184,252	$170,912	$23	$10	$184,275	$170,922
Deferred income tax liability	$7,535	$1,856	$(1,140)	$(889)	$6,395	$967
Equity
Retained earnings	$27,289	$21,363	$(2,475)	$(1,917)	$24,814	$19,446
Accumulated other comprehensive income (loss)	$5,886	$1,000	$197	$145	$6,083	$1,145
Total MetLife, Inc.’s stockholders’ equity	$59,797	$48,625	$(2,278)	$(1,772)	$57,519	$46,853
Noncontrolling interests	$374	$371	$(4)	$(6)	$370	$365
Total equity	$60,171	$48,996	$(2,282)	$(1,778)	$57,889	$47,218

(1)	Value of business acquired was not impacted by the adoption of this guidance.

The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company’s previously reported consolidated statements of operations:

	As Previously Reported						Adjustment			As Adjusted
	Years Ended December 31,						Years Ended December 31,			Years Ended December 31,
	2011		2010		2009		2011	2010	2009	2011	2010	2009
	(In millions)
Revenues
Net investment income	$19,601	(1)	$17,505	(1)	$14,735	(1)	$(15)	$(11)	$(6)	$19,586	$17,494	$14,729
Expenses
Policyholder benefits and claims	$35,457		$29,185		$28,003		$14	$2	$2	$35,471	$29,187	$28,005
Other expenses	$17,730		$12,764		$10,521		$807	$163	$240	$18,537	$12,927	$10,761
Income (loss) from continuing operations before provision for income tax	$10,021	(1)	$3,906	(1)	$(4,367	) (1)	$(836)	$(176)	$(248)	$9,185	$3,730	$(4,615)
Provision for income tax expense (benefit)	$3,073	(1)	$1,163	(1)	$(2,027	) (1)	$(280)	$(53)	$(79)	$2,793	$1,110	$(2,106)
Income (loss) from continuing operations, net of income tax	$6,948	(1)	$2,743	(1)	$(2,340	) (1)	$(556)	$(123)	$(169)	$6,392	$2,620	$(2,509)
Net income (loss)	$6,971		$2,786		$(2,278)		$(556)	$(123)	$(169)	$6,415	$2,663	$(2,447)
Less: Net income (loss) attributable to noncontrolling interests	$(10)		$(4)		$(32)		$2	$—	$(4)	$(8)	$(4)	$(36)
Net income (loss) attributable to MetLife, Inc.	$6,981		$2,790		$(2,246)		$(558)	$(123)	$(165)	$6,423	$2,667	$(2,411)
Net income (loss) available to MetLife, Inc.’s common shareholders	$6,713		$2,668		$(2,368)		$(558)	$(123)	$(165)	$6,155	$2,545	$(2,533)
Income (loss) from continuing operations, net of income tax, available to MetLife, Inc.’s common shareholders per common share:
Basic	$6.32		$2.98		$(2.96)		$(0.53)	$(0.15)	$(0.21)	$5.79	$2.83	$(3.17)
Diluted	$6.27		$2.96		$(2.96)		$(0.53)	$(0.15)	$(0.21)	$5.74	$2.81	$(3.17)
Net income (loss) available to MetLife, Inc.’s common shareholders per common share:
Basic	$6.34		$3.02		$(2.89)		$(0.53)	$(0.14)	$(0.20)	$5.81	$2.88	$(3.09)
Diluted	$6.29		$3.00		$(2.89)		$(0.53)	$(0.14)	$(0.20)	$5.76	$2.86	$(3.09)

(1)

Amounts in the table above differ from the amounts previously reported in the consolidated statements of operations due to the inclusion of the impact of discontinued real estate operations of $3 million ($5 million net investment income, net of $2 million income tax), $4 million ($6 million net investment income, net of $2 million income tax), and $4 million ($6 million net investment income, net of $2 million income tax), for the years ended December 31, 2011, 2010 and 2009, respectively.

The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company’s previously reported consolidated statements of cash flows:

	As Previously Reported			Adjustment			As Adjusted
	Years Ended December 31,			Years Ended December 31,			Years Ended December 31,
	2011	2010	2009	2011	2010	2009	2011	2010	2009
	(In millions)
Cash flows from operating activities
Net income (loss)	$6,971	$2,786	$(2,278)	$(556)	$(123)	$(169)	$6,415	$2,663	$(2,447)
Change in deferred policy acquisition costs, net	$(1,397)	$(541)	$(1,837)	$806	$171	$228	$(591)	$(370)	$(1,609)
Change in income tax recoverable (payable)	$2,022	$1,292	$(2,614)	$(280)	$(61)	$(67)	$1,742	$1,231	$(2,681)
Change in insurance-related liabilities and policy-related balances	$7,068	$6,489	$6,401	$13	$2	$2	$7,081	$6,491	$6,403
Cash flows from investing activities
Net change in other invested assets	$(36)	$137	$1,388	$17	$11	$6	$(19)	$148	$1,394